Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents At Carrying Value [Abstract]
Schedule Of Cash And Cash Equivalents [Table Text Block]
	2012	2011
Cash at bank	4,276	13,603
Term deposits	10	4,110
Cash in hand	12	21
Total	4,298	17,734